PROPERTY AND EQUIPMENT	3 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

10. PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands)

	March 31, 2025	December 31, 2024
Computer hardware and software	$3,355	$3,070
Furniture, fixture, and equipment	9	9
Total property and equipment	3,364	3,079
Less: accumulated depreciation	(1,119)	(963)
Property and equipment, net	$2,245	$2,116

For the periods ended March 31, 2025 and March 31, 2024, depreciation expense was $156 thousand and $103 thousand respectively.